Equity-settled share-based payments - Restricted Share and Restricted Stock Unit Plan (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted shares
Movement of Share-Based Payment Arrangement [Roll Forward]
Balance at beginning of period (shares)	0
Granted (shares)	753,000
Forfeited (shares)	(3,000)
Vested (shares)	0
Balance at end of period (shares)	750,000	0
Restricted Stock Units
Movement of Share-Based Payment Arrangement [Roll Forward]
Balance at beginning of period (shares)	976,000	969,000	1,000,000
Granted (shares)	20,000	530,000	488,000
Forfeited (shares)	(12,000)	(25,000)	(29,000)
Vested (shares)	(476,000)	(498,000)	(490,000)
Balance at end of period (shares)	508,000	976,000	969,000